Goodwill (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure of goodwill [text block] [Abstract]
Cost of goodwill (in Dollars)	$ 2,446.6
Geo discount rate percentage	0.50%
Leo discount rate percentage	2.50%